Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2018 £’000	2017 £’000
UK	£27,209	£27,028
North America	45,717	6,350
Europe	5,246	4,996
Other	2,261	1,339
Total	£80,433	£39,713